Condensed Consolidated Statements of Redeemable Preferred Stock and Stockholders’/Members’ Equity (Deficit) (Unaudited) - USD ($) $ in Thousands	Series A Redeemable Successor Preferred Stock	Series B Convertible Redeemable Successor Preferred Stock	Class A Successor Common Stock	Class A	Class B Successor Common Stock	Predecessor Members’ Deficit	Predecessor	Successor Additional Paid-In Capital	Successor Accumulated Deficit	Successor Total Stockholders’ Equity Attributable to Presidio Production Company	Successor Non-controlling Interest	Successor
Balance at Dec. 31, 2024						$ (27,858)
Capital distributions						(60,000)
Net income (loss)						(17,552)
Balance at Mar. 31, 2025						(105,410)
Balance at Dec. 31, 2024						(27,858)
Net income (loss)							$ 6,920
Balance at Jun. 30, 2025						(80,938)
Balance at Mar. 31, 2025						(105,410)
Capital distributions
Net income (loss)						24,472	24,472
Balance at Jun. 30, 2025						(80,938)
Balance at Dec. 31, 2025						(31,983)	(31,983)
Net income (loss)						(71,339)	(71,339)
Balance at Mar. 03, 2026						(103,322)			$ (13,085)	$ (13,085)		$ (13,085)
Balance (in Shares) at Mar. 03, 2026
Balance at Dec. 31, 2025						(31,983)	$ (31,983)
Issuance of Class A and Class B common stock in settlement of PIH share-based compensation liability (in Shares)				1,717,391
Balance at Jun. 30, 2026	$ 112,123	$ 24,701	$ 3					191,524	(32,166)	159,361	17,644	177,005
Balance (in Shares) at Jun. 30, 2026	125,375	27,173	27,686,745		1,676,830
Balance at Mar. 03, 2026						(103,322)			(13,085)	(13,085)		(13,085)
Balance (in Shares) at Mar. 03, 2026
Conversion of Class A ordinary shares and Class B ordinary shares into Class A common stock			$ 1					15,084		15,085		15,085
Conversion of Class A ordinary shares and Class B ordinary shares into Class A common stock (in Shares)			7,794,445
Reclassification of Class B ordinary shares subject to earnout arrangement								(14,896)		(14,896)		(14,896)
Reclassification of Class B ordinary shares subject to earnout arrangement (in Shares)			1,851,161
Deferred tax effects of earnout arrangement								3,325		3,325		3,325
Issuance of equity consideration in Business Combination								18,749		18,749	10,925	29,674
Issuance of equity consideration in Business Combination (in Shares)			1,717,391		1,000,658
Issuance of Class A and Class B common stock in settlement of PIH share-based compensation liability			$ 1					38,775		38,776	7,382	46,158
Issuance of Class A and Class B common stock in settlement of PIH share-based compensation liability (in Shares)			3,551,594		676,172
Issuance of equity consideration in EQVR Acquisition								37,363		37,363		37,363
Issuance of equity consideration in EQVR Acquisition (in Shares)			3,422,260
Issuance of Series A redeemable preferred stock and warrants, net of issuance costs and discounts	$ 110,494							9,149		9,149		9,149
Issuance of Series A redeemable preferred stock and warrants, net of issuance costs and discounts (in Shares)	125,000
Issuance of Series B convertible redeemable preferred stock, net of issuance costs and discounts		$ 24,701
Issuance of Series B convertible redeemable preferred stock, net of issuance costs and discounts (in Shares)		27,173
Excise tax imposed on common stock redemptions								(1,303)		(1,303)		(1,303)
Issuance of Class A common stock in connection with PIPE financing, net of issuance costs			$ 1					82,250		82,251		82,251
Issuance of Class A common stock in connection with PIPE financing, net of issuance costs (in Shares)			9,315,217
Share-based compensation								434		434		434
Preferred dividends attributable to Series A redeemable preferred stock	$ 375								(1,125)	(1,125)		(1,125)
Net income (loss)									(25,419)	(25,419)	(1,547)	(26,966)
Balance at Mar. 31, 2026	$ 110,869	$ 24,701	$ 3					188,930	(39,629)	149,304	16,760	166,064
Balance (in Shares) at Mar. 31, 2026	125,000	27,173	27,652,068		1,676,830
Balance at Mar. 03, 2026						$ (103,322)			(13,085)	(13,085)		(13,085)
Balance (in Shares) at Mar. 03, 2026
Net income (loss)												(11,487)
Balance at Jun. 30, 2026	$ 112,123	$ 24,701	$ 3					191,524	(32,166)	159,361	17,644	177,005
Balance (in Shares) at Jun. 30, 2026	125,375	27,173	27,686,745		1,676,830
Balance at Mar. 31, 2026	$ 110,869	$ 24,701	$ 3					188,930	(39,629)	149,304	16,760	166,064
Balance (in Shares) at Mar. 31, 2026	125,000	27,173	27,652,068		1,676,830
Share-based compensation								2,219		2,219		2,219
Class A dividends and dividend reinvestment program								375	(2,612)	(2,237)		(2,237)
Class A dividends and dividend reinvestment program share			34,677
Dividends attributable to Preferred Investor Warrants									(95)	(95)		(95)
Preferred dividends attributable to Series B redeemable preferred stock									(275)	(275)		(275)
Paid-in-kind preferred dividends issued attributable to Series A redeemable preferred stock
Paid-in-kind preferred dividends issued attributable to Series A redeemable preferred stock (In Shares)	375
Preferred dividends attributable to Series A redeemable preferred stock	$ 1,254								(3,761)	(3,761)		(3,761)
Dividend equivalents on restricted stock units, net of forfeitures									(219)	(219)		(219)
Distributions to non-controlling interests											(170)	(170)
Net income (loss)									14,425	14,425	1,054	15,479
Balance at Jun. 30, 2026	$ 112,123	$ 24,701	$ 3					$ 191,524	$ (32,166)	$ 159,361	$ 17,644	$ 177,005
Balance (in Shares) at Jun. 30, 2026	125,375	27,173	27,686,745		1,676,830